LEASE	3 Months Ended
Mar. 31, 2023
LEASE
Leases

10. LEASE

On June 30, 2021, the Company acquired Complexity. Complexity leases a building in Frisco, Texas. The lease commenced on April 9, 2019 and expires in April 2029. The lease had a carrying amount of $2,950,277 at the date of acquisition of Complexity. The amortization charge during the period was $94,158 (three months ended March 31, 2022 - $94,158).

	Cost	Amortization	Balance

Balance, December 31, 2021	$2,950,277	$(188,316)	$2,761,961
Additions	-	(376,631)	(376,631)
Balance, December 31, 2022	$2,950,277	$(564,947)	2,385,330
Additions	-	94,158)	(94,158)
Balance, March 31, 2023	$2,950,277	$(659,105)	$2,291,172

The lease liability is measured at the present value of the lease payments that are not paid at the statement of financial position date. Lease payments are apportioned between interest expenses and a reduction of the lease liability using the Company’s incremental borrowing rate to achieve a constant rate of interest on the remaining balances of the liabilities. For the three months ended March 31, 2023, the Company recognized $54,453 (three months ended March 31, 2022 - $60,771) in interest expense related to its lease liabilities.

A reconciliation of the lease liabilities for the three months ended March 31, 2023 and the year ended December 31, 2022 is as follows:

	Three months ended	Years ended
	March 31, 2023	December 31, 2022

Balance, beginning of period	$2,698,677	$3,000,031
Cash outflows	(134,319)	(535,147)
Finance costs	54,453	233,793

	$2,618,811	$2,698,677

	March 31, 2023	December 31, 2022

Lease Liability - current	$345,408	$336,229
Lease Liability - non-current	2,273,403	2,362,448

	$2,618,811	$2,698,677

Future minimum payments due under the Company’s operating leases are as follows:

Year ended December 31	Operating Lease Payment

2023	$409,356
2024	545,808
2025	545,808
2026	545,808
Thereafter	1,273,552

Total Lease Payments	3,320,332
Less Imputed Interest	(701,521)

Total	2,618,811
Less: current portion	(345,408)

Lease Liability, Net of Current Portion	$2,273,403